Consolidated statement of financial position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 5,996,000,000	€ 5,736,000,000
Other intangible assets	1,399,000,000	802,000,000
Property, plant and equipment	1,570,000,000	1,362,000,000
Right-of-use assets	920,000,000	758,000,000
Investments in associated companies and joint ventures	180,000,000	124,000,000
Non-current interest-bearing financial investments	368,000,000	457,000,000
Other non-current financial assets	1,072,000,000	1,182,000,000
Defined benefit pension assets	6,380,000,000	6,932,000,000
Deferred tax assets	3,643,000,000	3,599,000,000
Other non-current receivables	277,000,000	210,000,000
Total non-current assets	21,805,000,000	21,162,000,000
Current assets
Inventories	2,209,000,000	2,163,000,000
Trade receivables	4,975,000,000	5,248,000,000
Contract assets	805,000,000	694,000,000
Current income tax assets	256,000,000	202,000,000
Other current receivables	784,000,000	767,000,000
Current interest-bearing financial investments	961,000,000	1,661,000,000
Other current financial assets	340,000,000	629,000,000
Cash and cash equivalents	5,462,000,000	6,623,000,000
Total current assets	15,792,000,000	17,987,000,000
Total assets	37,597,000,000	39,149,000,000
Equity
Share capital	245,896,461.96	245,896,461.96
Share premium	870,000,000	734,000,000
Treasury shares	(352,000,000)	(431,000,000)
Translation differences	(1,272,000,000)	263,000,000
Fair value and other reserves	3,955,000,000	3,963,000,000
Reserve for invested unrestricted equity	15,663,000,000	13,926,000,000
Retained earnings	1,857,000,000	1,956,000,000
Total shareholders’ equity	20,967,000,000	20,657,000,000
Non-controlling interests	91,000,000	90,000,000
Total equity	21,058,000,000	20,747,000,000
Non-current liabilities
Long-term interest-bearing liabilities	2,329,000,000	2,918,000,000
Long-term lease liabilities	797,000,000	664,000,000
Defined benefit pension and post-employment liabilities	1,947,000,000	2,083,000,000
Deferred tax liabilities	392,000,000	562,000,000
Contract liabilities	286,000,000	185,000,000
Other non-current liabilities	147,000,000	117,000,000
Provisions	637,000,000	479,000,000
Total non-current liabilities	6,535,000,000	7,008,000,000
Current liabilities
Short-term interest-bearing liabilities	1,084,000,000	969,000,000
Short-term lease liabilities	203,000,000	199,000,000
Other financial liabilities	316,000,000	1,668,000,000
Contract liabilities	1,562,000,000	1,506,000,000
Current income tax liabilities	344,000,000	207,000,000
Trade payables	2,978,000,000	3,213,000,000
Other current liabilities	2,738,000,000	2,883,000,000
Provisions	779,000,000	749,000,000
Total current liabilities	10,004,000,000	11,394,000,000
Total liabilities	16,539,000,000	18,402,000,000
Total shareholders’ equity and liabilities	€ 37,597,000,000	€ 39,149,000,000